Short-Term Borrowings - Related Party - Additional Information (Details)		12 Months Ended
	Jun. 08, 2021 USD ($) Day	Dec. 31, 2021 USD ($)	Aug. 01, 2021	Jul. 31, 2021	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Cash and cash equivalents		$ 37,240,000			$ 54,311,000
Loan Agreement | CV Starr
Debt Instrument [Line Items]
Loan outstanding principal amount	$ 5,000,000
Loan interest rate			10.00%	8.00%
Convertible promissory note due date		Jun. 08, 2022
Short term borrowings exit fee	2.00%
Cash and cash equivalents	$ 5,000,000
Number of consecutive business days | Day	5
Additional borrowings under the loan agreement	$ 5,000,000
Repayments of short term debt including accrued interest and exit fee		$ 5,146,000